Business Combinations and Acquisition of Non-controlling Interests - Additional Information (Details) $ / shares in Units, R$ in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Oct. 29, 2019 BRL (R$)	Apr. 29, 2019 BRL (R$) installment	Sep. 28, 2017 BRL (R$)	Jan. 31, 2017	Jan. 23, 2017 BRL (R$)	Dec. 21, 2015 BRL (R$)	May 31, 2019 BRL (R$)	Jan. 31, 2017 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 BRL (R$)	Nov. 01, 2019 BRL (R$)	Sep. 29, 2019 BRL (R$)	May 07, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Business combinations and acquisition of non-controlling interests
Repayment term (in years)									5 years
Goodwill														R$ 916,767				R$ 89,634
Nominal value per share | $ / shares													$ 0.00005
Cash consideration paid to selling shareholders on acquisition date								R$ 4,000
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Business combinations and acquisition of non-controlling interests
Amount of ownership acquired		R$ 18,285												18,285
Net revenue									R$ 2,395
Profit (loss) before income taxes									(2,918)
Net revenue, if combination had taken place at beginning of year									574,391
Profit before income taxes, if combination had taken place at beginning of year									43,095
Cash consideration		16,095												16,355		R$ 260
Deferred payment		R$ 1,930
Escrow account deposit period		2 years
Goodwill recorded on acquisition		R$ 13,069												13,069
Number of Equal Annual Installment | installment		2
Contingent liabilities, annual payment amount		R$ 965
Remaining voting interest acquired		100.00%
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs									649
Nave a Vela Ltda. ("Nave")
Business combinations and acquisition of non-controlling interests
Percentage of ownership, Subsidiary	37.80%						13.20%
Amount of ownership acquired	R$ 58,194						R$ 4,200							58,194
Remaining interest held by non-controlling shareholders							100.00%
Transaction costs									467
Net revenue									7,147
Profit (loss) before income taxes									3,379
Net revenue, if combination had taken place at beginning of year									580,276
Profit before income taxes, if combination had taken place at beginning of year									44,603
Cash consideration	21,098													21,098
Deferred payment	R$ 29,728
Escrow account deposit period	2 years
Consideration Regarding Previously Held Interest In Step Acquisition	R$ 7,368
Carrying Amount Of The Investment Previously Held Interest In Step Acquisition	3,660
Gain In Step Acquisition	3,708
Goodwill recorded on acquisition	R$ 37,557													37,557
Remaining voting interest acquired	51.00%
Sistema Positivo de Ensino ("Positivo")
Business combinations and acquisition of non-controlling interests
Amount of ownership acquired														1,673,361	R$ 1,745,160		R$ 800,851
Reduction Of Amount Of Transaction By Restricted Values Percentage															50.00%
Reduction Of Amount Of Transaction By Restricted Values															R$ 71,729
Transaction costs									27,389
Net revenue									80,100
Profit (loss) before income taxes									25,641
Net revenue, if combination had taken place at beginning of year									884,504
Profit before income taxes, if combination had taken place at beginning of year									R$ 78,128
Cash consideration														800,851
Goodwill recorded on acquisition														R$ 830,028			R$ 830,028
NS Educacao Ltda. ("NS Educacao")
Business combinations and acquisition of non-controlling interests
Percentage of ownership, Subsidiary			100.00%
Amount of ownership acquired			R$ 38,534								R$ 38,534
Transaction costs											498
Net revenue | $										$ 0
Profit (loss) before income taxes											(1,050)
Net revenue, if combination had taken place at beginning of year											258,848
Profit before income taxes, if combination had taken place at beginning of year											70,357
Cash consideration			29,037								29,037
Deferred payment			R$ 7,302
Escrow account deposit period			5 years
Acquisition price adjustment			R$ 2,195
Acquisition price adjustment description			The equivalent of 5% of the original purchase price was determined as an "acquisition price adjustment", which was calculated based on the difference between the revenue from 2017 less the projected revenue for that year multiplied by 2.50.
Goodwill recorded on acquisition			R$ 28,826								28,826
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Business combinations and acquisition of non-controlling interests
Percentage of ownership, Subsidiary					51.48%	40.00%
Amount of ownership acquired					R$ 67,510	R$ 12,300					67,510
Remaining interest held by non-controlling shareholders									60.00%
Controlling interest remaining to be acquired after exercise of option												60.00%
Goodwill												R$ 4,200
Additional ownership interest acquired					11.48%
Payments made for additional ownership					R$ 5,300
Estimated interest rate				21.00%
Gain recognized in statement of income in other operating income (expense)											1,184
Net revenue											25,382
Profit (loss) before income taxes											7,465
Net revenue, if combination had taken place at beginning of year											244,426
Profit before income taxes, if combination had taken place at beginning of year											67,024
Goodwill recorded on acquisition					R$ 27,598						27,598
Capital contribution											5,300
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") | January 1, 2021 and April 30, 2021
Business combinations and acquisition of non-controlling interests
Remaining interest held by non-controlling shareholders					25.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") | January 1, 2021 and April 30, 2020
Business combinations and acquisition of non-controlling interests
Remaining interest held by non-controlling shareholders					23.52%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") | 2019 school year
Business combinations and acquisition of non-controlling interests
Remaining interest held by non-controlling shareholders					25.00%
Amount that should have been contributed by selling shareholder at time of acquiree's capital increase					R$ 3,180
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") | 2020 school year
Business combinations and acquisition of non-controlling interests
Remaining interest held by non-controlling shareholders					23.52%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs											R$ 85